Related Party Transactions		4 Months Ended	6 Months Ended	12 Months Ended
	Feb. 25, 2026	Jun. 30, 2026	Jun. 30, 2026	Dec. 31, 2025
Related Party Transaction [Line Items]
Related Party Transactions
Note 4 — Related Party Transactions
Founder Shares
On February 25, 2026, the Sponsor paid $25,000 to cover certain of the Company’s expenses in exchange for the issuance of 1,323,529 Class B ordinary shares, par value $0.0001 (the “Founder Shares”). During March 2026, the Sponsor transferred 39,130 of its Founder Shares to each of the Company’s independent director nominees.
The initial shareholders will agree not to transfer, assign or sell any of their Founder Shares until the earlier to occur of: (A) one year after the completion of the initial Business Combination and (B) subsequent to the initial Business Combination, (x) if the closing price of Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share splits, share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the initial Business Combination, or (y) the date on which the Company completes a liquidation, merger, share exchange, reorganization or other similar transaction that results in all of the Public Shareholders having the right to exchange their ordinary shares for cash, securities or other property.
Private Placement Shares
The Sponsor will agree to purchase an aggregate of 275,000 Private Placement Shares at a price of $10.00 per Private Placement Share ($2,750,000 in the aggregate) in a private placement that will occur simultaneously with the closing of the Proposed Public Offering. Such Private Placement Shares are identical to the Class A ordinary shares sold in the Proposed Public Offering. If the Company does not consummate an initial Business Combination within 24 months from the closing of the Proposed Public Offering, any proceeds from the sale of the Private Placement Shares held in the trust account will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law). Holders of the Private Placement Shares have entered into an agreement, pursuant to which they have agreed to waive their redemption rights with respect to their Founder Shares, Private Placement Shares and Public Shares in connection with (i) the completion of the initial Business Combination and (ii) a shareholder vote to approve an amendment to the amended and restated memorandum and articles of association (A) that would modify the substance or timing of the obligation to provide holders of the Class A ordinary shares the right to have their shares redeemed in connection with the initial Business Combination or to redeem 100% of the Public Shares if the Company does not complete the initial Business Combination within 24 months from the closing of this offering or (B) with respect to any other provision relating to the rights of holders of the Class A ordinary shares. The Private Placement Shares will not be transferable or salable until 30 days after the completion of the initial Business Combination. Certain proceeds from the Private Placement Shares will be added to the proceeds from the Proposed Public Offering to be held in the Trust Account.
Promissory Note
On February 25, 2026, the Sponsor agreed to loan the Company an aggregate of up to $300,000 to cover expenses related to the Proposed Public Offering pursuant to a promissory note (the “Note”). This loan is non-interest bearing and payable on the earlier of December 31, 2026 or the completion of the Proposed Public Offering. As of February 25, 2026, the Company had not borrowed against the Note. Subsequent to February 25, 2026, the Sponsor loaned the Company $300,000.

Related Party Loans
In addition, in order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company may repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans may be repaid only out of funds held outside the Trust Account. In the event that a Business Combination does not close, the Company may use a portion of the proceeds held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined
and
no written agreements exist with respect to such loans. The Working Capital Loans would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to
$3.0 million of such Working Capital Loans may be convertible into shares of the post Business Combination entity at a price of $10.00 per share. The shares would be identical to the Private Placement Shares. As of February 25, 2026, the Company had no outstanding borrowings under the Working Capital Loans.

Note 4 — Related Party Transactions
Founder Shares
On February 25, 2026, the Sponsor purchased an aggregate of 1,014,706 Founder Shares for an aggregate purchase price of $25,000. In March 2026, the Sponsor transferred 30,000 Founder Shares to each of the Company’s independent directors. To maintain the ownership of the initial shareholders (and their permitted transferees), on an as-converted basis, at 15% of the Company’s issued and outstanding ordinary shares (excluding the Private Placement Shares) upon the consummation of the Initial Public Offering, in May 2026, the Company effected a share capitalization for which an additional 290,563 Founder Shares were issued to the Sponsor and an additional 9,130 Founder Shares were issued to each of the Company’s independent directors. Following the share capitalization, the Sponsor holds 1,245,269 Founder Shares and the Company’s independent directors each hold 39,130 Founder Shares.The initial shareholders agreed not to transfer, assign or sell any of their Founder Shares until the earlier to occur of: (A) one year after the completion of the initial Business Combination and (B) subsequent to the initial Business Combination, (x) if the closing price of Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share splits, share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least

150 days after the initial Business Combination, or (y) the date on which the Company completes a liquidation, merger, share exchange, reorganization or other similar transaction that results in all of the Public Shareholders having the right to exchange their ordinary shares for cash, securities or other property.
The
 Founder Shares issued to the Company’s two independent directors were made in exchange for an aggregate purchase price of $
1,478
. The transfer of the Founder Shares to the holders of such interests is in the scope of ASC 718. Under ASC 718, share-based compensation associated with equity classified awards is measured at fair value upon the assignment date. The total fair value of the
78,260
Founder Shares was $
17
or $
0.00021
per share. The

Company established the initial fair value of the Founder Shares using a calculation prepared by a third party valuation team using Probability-Weighted Expected Return Method which takes into consideration the following market assumptions; (i) implied share price of $
10.00
, and (ii) likelihood of Business Combination of
21
%. The Founder Shares were assigned subject to a performance condition (i.e., providing services through Business Combination). Share-based compensation would be recognized at the date a Business Combination is considered probable (i.e., upon consummation of a Business Combination) in an amount equal to the number of shares that ultimately vest times the assignment date fair value per share (unless subsequently modified) less the amount initially received for the Founder Shares. The Company will reflect the transactions in its financial statements when the OHBP Business Combination is consummated. If the OHBP Business Combination does not close for any reason, the Company will not recognize compensation expense associated with the Founder Shares. As of June 30, 2026, the Company has
no
t recognized any compensation expense associated with the Founder Shares because the OHBP Business Combination had not yet been consummated.
Private Placement Shares
Simultaneously with the closing of the Initial Public Offering the Sponsor purchased an aggregate of 275,000 Private Placement Shares at a price of $10.00 per Private Placement Share ($2,750,000 in the aggregate) in a private placement. Such Private Placement Shares are identical to the Public Shares, being Class A ordinary shares, sold in the Initial Public Offering. If the Company does not consummate an initial Business Combination within 24 months from the closing of the Initial Public Offering, any proceeds from the sale of the Private Placement Shares held in the Trust Account will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law). Holders of the Private Placement Shares have entered into an agreement, pursuant to which they have agreed to waive their redemption rights with respect to their Founder Shares, Private Placement Shares and any Public Shares held by them in connection with (i) the completion of the initial Business Combination and (ii) a shareholder vote to approve an amendment to the amended and restated memorandum and articles of association (A) that would modify the substance or timing of the obligation to provide holders of the Public Shares the right to have their shares redeemed in connection with the initial Business Combination or to redeem 100% of the Public Shares if the Company does not complete the initial Business Combination within 24 months from the closing of the Initial Public Offering or (B) with respect to any other provision relating to the rights of holders of the Class A ordinary shares. The Private Placement Shares will not be transferable or salable until 30 days after the completion of the initial Business Combination. Certain proceeds from the Private Placement Shares have been deposited in the Trust Account.
Promissory Note-Sponsor
On February 25, 2026, the Sponsor loaned the Company an aggregate of $300,000 to cover expenses related to the Initial Public Offering pursuant to a promissory note (the “Note”). This loan is non-interest
bearing and payable on the earlier of December 31, 2026 or the completion of the Initial Public Offering. On May 21, 2026, upon the completion of the Initial Public Offering, the Company repaid in full the outstanding $300,000 loaned by the Company from the Sponsor pursuant to the Note and as of June 30, 2026, no amount was outstanding.
Consulting Agreement
On February 20, 2026, the Company entered into a consulting agreement (the “Consulting Agreement”) with van den Boom & Associates, LLC to provide (i) a resource to assist with finance department
and

administrative
 oversight and (ii) resources to assist with
day-to-day
accounting functions. Services provided under the Consulting Agreement are billed at hourly rates. The Company’s Chief Financial Officer, Fran Adams, provides finance and accounting services to the Company at an hourly rate of approximately $460 per hour pursuant to the Consulting Agreement. For the period from February 19, 2026 (inception) through June 30, 2026, the Company incurred $51,053 in fees for these services, which are included in formation, general and administrative expenses on the accompanying statement of operations.
Related Party Loans
In addition, in order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company may repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans may be repaid only out of funds held outside the Trust Account. In the event that a Business Combination does not close, the Company may use a portion of the proceeds held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. If the Company completes a Business Combination, the Working Capital Loans would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $3.0 million of such Working Capital Loans may be convertible into shares of the post Business Combination entity at a price of $10.00 per share. The shares would be identical to the Private Placement Shares. As of June 30, 2026, the Company had no outstanding borrowings under the Working Capital Loans.

OHB Pediatrics Ltd [Member]
Related Party Transaction [Line Items]
Related Party Transactions
Note 5. Related party transactions
Payments by Parent on behalf of OHBP
On December 31, 2025, the Company settled its outstanding payables with Parent in the amount of $15,976 in exchange for the issuance of 1,000,000 common shares. This payable was interest-free and due upon demand.

(in thousands)
Beginning balance January 1, 2025	141
Payments by Parent Co. on behalf of OHB Pediatrics Ltd.	15,835
Issuance of shares	(15,976)

Ending balance December 31, 2025	$—

Beginning balance January 1, 2026	—
Payments by Parent Co. on behalf of OHB Pediatrics Ltd.	7,301
Issuance of shares	—

Ending balance June 30, 2026	$7,301

Cost Allocations from Parent
Parent
 provided significant support functions to OHBP. The financial statements reflect an allocation of these costs. Allocated costs included in operating expenses primarily relate to finance, human resources, benefits administration, corporate strategy, corporate governance, other professional services, and general commercial support functions and are predominantly allocated based on underlying employee effort and reflecting the extent to which employees support the OHBP’s R&D programs. See Note 1 for a discussion of these costs and the methodology used to allocate them.

These allocations are reflected in the statements of operations as follows:

	Six months ended
(in thousands)	June 30, 2026	June 30, 2025
General and administrative expenses	$543	$34
Research and development costs	955	301

Note 5. Related party transactions
Payments by Parent on behalf of OHB
On December 31, 2025, the Company settled its outstanding payables with Parent Co. in the amount of $15,976 in exchange for the issuance of 1,000,000 common shares. This payable was interest-free and due upon demand.

(in thousands)
Beginning balance September 16, 2024	$—
Payments by Parent Co. on behalf of OHB Pediatrics Ltd.	141

Ending balance December 31, 2024	141

Beginning balance January 1, 2025	141
Payments by Parent Co. on behalf of OHB Pediatrics Ltd.	15,835
Issuance of shares	(15,976)

Ending balance December 31, 2025	$—

Cost Allocations from Parent
Parent provided significant support functions to OHBP. The financial statements reflect an allocation of these costs. Allocated costs included in operating expenses primarily relate to finance, human resources, benefits administration, corporate strategy, corporate governance, other professional services and general commercial support functions and are predominantly allocated based on underlying employee effort and reflecting the extent to which employees support the OHBP’s R&D programs. See Note 1 for a discussion of these costs and the methodology used to allocate them.
These allocations are reflected in the statements of operations as follows:

(in thousands)	Year ended December 31, 2025	September 16, 2024 (Date of Inception) to December 31, 2024
General and administrative expenses	$113	$—
Research and development costs	708	—